Tax - Tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current tax	$ 2,700	$ 3,768	$ 4,195
– for this year	2,883	3,689	4,158
– adjustments in respect of prior years	(183)	79	37
Deferred tax	(22)	871	670
– origination and reversal of temporary differences	(341)	684	656
– effect of changes in tax rates	58	(11)	17
– adjustments in respect of prior years	261	198	(3)
Total tax expense	2,678	4,639	4,865
Summary Of Income Taxes [Line Items]
Tax expense	$ 1,668	$ 2,536	$ 3,779
Applicable tax rate	19.00%	19.00%	19.00%
Tax charge recorded directly to equity	$ 7	$ 6
Hong Kong
Summary Of Income Taxes [Line Items]
Tax expense	$ 888	$ 1,413	$ 1,532
Applicable tax rate	16.50%	16.50%	16.50%